Financial Risk Management - Summary of Cash, Cash Equivalents and Interest-Bearing Securities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	kr 38,658	kr 44,873
Other financial institutions	604	247
Derivative assets	1,121	317
Cash, cash equivalents, interest bearing securities and derivative assets	57,370	97,925
Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	38,485	44,758
Other financial institutions	604	247
Derivative assets	323	118
Cash, cash equivalents, interest bearing securities and derivative assets	41,610	55,092
Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	166	104
Other financial institutions	0	0
Derivative assets	385	199
Cash, cash equivalents, interest bearing securities and derivative assets	6,183	8,958
Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	7	11
Other financial institutions	0	0
Derivative assets	277	0
Cash, cash equivalents, interest bearing securities and derivative assets	9,441	33,571
2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	0	0
Other financial institutions	0	0
Derivative assets	136	0
Cash, cash equivalents, interest bearing securities and derivative assets	136	304
AA/AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	5,142	20,509
AA/AAA [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	915	5,743
AA/AAA [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	3,950	2,906
AA/AAA [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	277	11,860
AA/AAA [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	0	0
A2/P2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	1,283	4,226
A2/P2 [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	1,283	4,226
A2/P2 [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
A2/P2 [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
A2/P2 [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	10,562	27,753
AAA [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	0	0
AAA [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	1,682	5,749
AAA [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	8,880	21,700
AAA [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	kr 0	kr 304